Contract Liabilities	12 Months Ended
Dec. 31, 2018
Contract liabilities [abstract]
Contract liabilities
21	Contract liabilities

Contract liabilities represent consideration received from customers for which revenue has not yet been recognized. Such amounts are non-refundable.

	31/12/2017	31/12/2018
	US$'000	US$'000
Advances from customers	2,925	3,084
Customer loyalty credits	379	516
Sell back liabilities	122	697
	3,426	4,297